Employee Benefit Plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	$ 68
Prior service (credit) recognition	0
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	34
Prior service (credit) recognition	0
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	6
Prior service (credit) recognition	(10)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	0
Prior service (credit) recognition	$ 0